Note 18 - Commitments	12 Months Ended
Dec. 31, 2011
Commitments Disclosure [Text Block]
18.	COMMITMENTS

Lease Commitments

The Company leases office space and certain equipment under non-cancelable operating lease agreements that expire at various dates through December 2016.  For the years ended December 31, 2011, 2010, and 2009, leasing costs charged to income in relation to these agreements were $2,425,000, $2,045,000, and $2,051,000, respectively.  The Company’s office lease provides for periodic rental increases based on the general inflation rate.

As of December 31, 2011, future minimum lease payments under all non-cancelable operating lease agreements were as follows:

(In Thousands)

Year	Operating Leases

2012	$2,410
2013	1,180
2014	711
2015	517
2016	74

Total minimum lease payments	$4,892

Purchase obligations and commitments include payments due under various types of license, maintenance and support agreements with contractual terms from 1 to 3 years.  As of December 31, 2011, those purchase commitments were as follows:

(In Thousands)

Year

2012	$820
2013	591
2014	189

Total	$1,600